Royalty interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Royalty, stream and other interests, carrying amount	$ 37,984,188	$ 37,443,198
Royalty, stream and other interests cost Opening	41,903,551	35,695,412
Additions	3,673,928	8,251,770
Disposal	0	(1,337,206)
Royalty, stream and other interests cost Ending	45,577,479	42,609,976
Royalty, stream and other interests Accumulated Depletion Open	(4,460,353)	(2,834,844)
Depletion	(3,132,938)	(2,331,934)
Depletion	3,132,938	2,331,934
Royalty, stream and other interests Accumulated Depletion Ending	(7,593,291)	(5,166,778)
Royalty One [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	10,616,578	12,539,089
Royalty, stream and other interests cost Opening	14,676,626	14,527,467
Additions	534,397	149,159
Disposal	0	0
Royalty, stream and other interests cost Ending	15,211,023	14,676,626
Royalty, stream and other interests Accumulated Depletion Open	(2,137,537)	(830,176)
Depletion	(2,456,908)	(1,307,361)
Depletion	2,456,908	1,307,361
Royalty, stream and other interests Accumulated Depletion Ending	(4,594,445)	(2,137,537)
Royalty Two [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	5,205,731	5,205,731
Royalty, stream and other interests cost Opening	5,205,731	0
Additions	0	5,205,731
Disposal	0	0
Royalty, stream and other interests cost Ending	5,205,731	5,205,731
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Three [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	3,875,483	4,212,783
Royalty, stream and other interests cost Opening	4,457,600	2,494,285
Additions	0	1,963,315
Disposal	0	0
Royalty, stream and other interests cost Ending	4,457,600	4,457,600
Royalty, stream and other interests Accumulated Depletion Open	(244,817)	(29,633)
Depletion	(337,300)	(215,184)
Depletion	337,300	215,184
Royalty, stream and other interests Accumulated Depletion Ending	(582,117)	(244,817)
Royalty Four [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	3,092,239	937,212
Royalty, stream and other interests cost Opening	0	2,649,738
Additions	3,139,531	0
Disposal	0	0
Royalty, stream and other interests cost Ending	3,139,531	2,649,738
Royalty, stream and other interests Accumulated Depletion Open	0	(1,198,243)
Depletion	(47,292)	(514,283)
Depletion	47,292	514,283
Royalty, stream and other interests Accumulated Depletion Ending	(47,292)	(1,712,526)
Royalty Five [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	727,063	2,192,850
Royalty, stream and other interests cost Opening	2,649,738	2,316,757
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	2,649,738	2,316,757
Royalty, stream and other interests Accumulated Depletion Open	(1,712,526)	(79,814)
Depletion	(210,149)	(44,093)
Depletion	210,149	44,093
Royalty, stream and other interests Accumulated Depletion Ending	(1,922,675)	(123,907)
Royalty Six [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	2,148,758	1,150,828
Royalty, stream and other interests cost Opening	2,316,757	1,150,828
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	2,316,757	1,150,828
Royalty, stream and other interests Accumulated Depletion Open	(123,907)	0
Depletion	(44,092)	0
Depletion	44,092	0
Royalty, stream and other interests Accumulated Depletion Ending	(167,999)	0
Royalty Seven [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,150,828	1,130,068
Royalty, stream and other interests cost Opening	1,150,828	1,130,068
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	1,150,828	1,130,068
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Eight [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,130,068	953,349
Royalty, stream and other interests cost Opening	1,130,068	953,349
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	1,130,068	953,349
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Nine [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	953,349	1,258,810
Royalty, stream and other interests cost Opening	953,349	400,671
Additions	0	858,139
Disposal	0	0
Royalty, stream and other interests cost Ending	953,349	1,258,810
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Ten [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,258,810	764,016
Royalty, stream and other interests cost Opening	1,258,810	764,016
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	1,258,810	764,016
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Eleven [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	764,016	583,612
Royalty, stream and other interests cost Opening	764,016	583,612
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	764,016	583,612
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Twelve [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	573,457	0
Royalty, stream and other interests cost Opening	583,612	706,425
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	583,612	706,425
Royalty, stream and other interests Accumulated Depletion Open	0	(528,220)
Depletion	(10,155)	(178,205)
Depletion	10,155	178,205
Royalty, stream and other interests Accumulated Depletion Ending	(10,155)	(706,425)
Royalty Thirteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	873,088	873,088
Royalty, stream and other interests cost Opening	873,088	873,088
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	873,088	873,088
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Fourteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	528,735	544,957
Royalty, stream and other interests cost Opening	544,957	544,957
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	544,957	544,957
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	(16,222)	0
Depletion	16,222	0
Royalty, stream and other interests Accumulated Depletion Ending	(16,222)	0
Royalty Fifteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	361,331	364,422
Royalty, stream and other interests cost Opening	475,723	475,723
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	475,723	475,723
Royalty, stream and other interests Accumulated Depletion Open	(111,301)	(93,637)
Depletion	(3,091)	(17,664)
Depletion	3,091	17,664
Royalty, stream and other interests Accumulated Depletion Ending	(114,392)	(111,301)
Royalty Sixteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	467,983	467,983
Royalty, stream and other interests cost Opening	467,983	467,983
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	467,983	467,983
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Seventeen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	450,131	450,131
Royalty, stream and other interests cost Opening	450,131	450,131
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	450,131	450,131
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Eighteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	355,940	355,940
Royalty, stream and other interests cost Opening	355,940	355,940
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	355,940	355,940
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Nineteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	311,742	311,742
Royalty, stream and other interests cost Opening	311,742	311,742
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	311,742	311,742
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Twenty [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	302,850	302,850
Royalty, stream and other interests cost Opening	302,850	302,850
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	302,850	302,850
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Twenty One [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	154,176	161,905
Royalty, stream and other interests cost Opening	262,328	262,328
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	262,328	262,328
Royalty, stream and other interests Accumulated Depletion Open	(100,423)	(75,121)
Depletion	(7,729)	(25,302)
Depletion	7,729	25,302
Royalty, stream and other interests Accumulated Depletion Ending	(108,152)	(100,423)
Royalty Twenty Two [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	61,572	61,572
Royalty, stream and other interests cost Opening	61,572	61,572
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	0	61,572
Royalty, stream and other interests Accumulated Depletion Open	61,572	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Twenty Third [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	210,701	210,701
Royalty, stream and other interests cost Opening	210,701	210,701
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	210,701	210,701
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Twenty Fourth [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,739,031	1,739,031
Royalty, stream and other interests cost Opening	1,768,873	1,606,079
Additions	0	0
Disposal	0	162,794
Royalty, stream and other interests cost Ending	1,768,873	1,768,873
Royalty, stream and other interests Accumulated Depletion Open	(29,842)	0
Depletion	0	(29,842)
Depletion	0	29,842
Royalty, stream and other interests Accumulated Depletion Ending	(29,842)	(29,842)
Royalty Twenty Five [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	624,919	624,919
Royalty, stream and other interests cost Opening	624,919	549,493
Additions	0	75,426
Disposal	0	0
Royalty, stream and other interests cost Ending	624,919	624,919
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Twenty Six [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	45,609	45,609
Royalty, stream and other interests cost Opening	45,609	1,545,609
Additions	0	0
Disposal	0	(1,500,000)
Royalty, stream and other interests cost Ending	45,609	45,609
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	$ 0	$ 0